LOSS BEFORE INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Loss Before Income Tax
Schedule of loss before tax from continuing operations is arrived at after (crediting)/charging

	Year Ended December 31,
	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Crediting:
Finance income	(5)	(69)	(1)	—

Depreciation
- Property, plant and equipment (Note 9)	5	4	5	1
- Right-of-use assets (Note 10)	691	346	—	—
Expense relating to short-term leases (Note 10)	194	371	690	99
Fair value gain on financial instruments:
- Financial assets at fair value through profit or loss	—	—	—	—
- Derivative financial liabilities	(847)	(3,996)	(2,077)	(297)
Expenses related to issuance of shares	—	1,354	—	—
Expenses related to share-based payment	3,074	125	—	—
Other income	(3,742)	(2)	(34)	(5)
Finance costs	48	(28)	44	6

Employee benefit expenses ** (Note 6)	1,192	1,251	1,103	157

The Group’s loss before tax from discontinued operations is arrived at after (crediting)/charging:

	Year Ended December 31,
	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Crediting:
Finance income	(8,785)	—	—	—

Charging:
Cost of sales
- Sales of water treatment equipment	—	—	—	—
- Construction service	2,435	—	—	—
- Operation and maintenance services	307	—	—	—
- Operation services related to service concession arrangement	3,130	—	—	—
- Construction services related to service concession arrangement	—	—	—	—
Cost of sales	5,872	—	—	—

Depreciation
- Property, plant and equipment (Note 9)	95	—	—	—
- Right-of-use assets (Note 10)	359	—	—	—
Amortization of intangible assets *	460	—	—	—
Expense relating to short-term leases (Note 10)	129	—	—	—
Impairment losses/(reversal) on financial assets:
- Trade receivables	383	—	—	—
- Contract assets	3,545	—	—	—
- Other receivables	6,003	—	—	—
- Amounts due from related companies	—	—	—	—
Other losses / (income)	142	—	—	—
Finance costs	1,906	—	—	—
Employee benefit expenses **	4,960	—	—	—

*	The amortization of intangible assets allocated to cost of sales amounted to CNY425, and administrative expenses amounted to CNY35 on the consolidated statements of profit or loss for the years ended December 31, 2023, and nil for the years ended December 31, 2024 and 2025.

**	The employee benefit expenses allocated to cost of sales amounted to CNY870, selling and distribution expenses amounted to CNY70, and administrative expenses amounted to CNY5,212 on the consolidated statements of profit or loss for the years ended December 31, 2023, and nil for the years ended December 31, 2024 and 2025.